Provisions - Disclosure of changes in other provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	€ 21,468	€ 19,771
Additional provisions	21,432	18,122
Settlements	(19,962)	(15,084)
Unused amounts	(582)	(951)
Translation differences	615	(414)
Transfer to Liabilities held for sale	(59)	(63)
Change in scope	(28)	(9)
Other	196	96
Provisions, at end of period	23,080	21,468
Product warranty and recall campaigns
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	8,984	9,265
Additional provisions	6,332	5,064
Settlements	(6,209)	(5,066)
Unused amounts	(133)	(114)
Translation differences	265	(210)
Transfer to Liabilities held for sale	(38)	(63)
Change in scope	(21)	0
Other	128	108
Provisions, at end of period	9,308	8,984
Sales incentives
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	6,031	3,395
Additional provisions	10,229	10,378
Settlements	(10,110)	(7,552)
Unused amounts	(4)	(69)
Translation differences	214	(103)
Transfer to Liabilities held for sale	(21)	0
Change in scope	0	0
Other	4	(18)
Provisions, at end of period	6,343	6,031
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,300	1,540
Additional provisions	1,706	1,147
Settlements	(1,284)	(1,058)
Unused amounts	(172)	(344)
Translation differences	25	(4)
Transfer to Liabilities held for sale	0	0
Change in scope	(2)	(1)
Other	6	20
Provisions, at end of period	1,579	1,300
Legal proceedings and disputes
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,090	1,198
Additional provisions	368	192
Settlements	(252)	(266)
Unused amounts	(71)	(69)
Translation differences	(65)	7
Transfer to Liabilities held for sale	0	0
Change in scope	(6)	(1)
Other	11	29
Provisions, at end of period	1,075	1,090
Commercial risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	2,723	2,672
Additional provisions	1,964	912
Settlements	(1,680)	(731)
Unused amounts	(41)	(39)
Translation differences	155	(87)
Transfer to Liabilities held for sale	0	0
Change in scope	(3)	0
Other	0	(4)
Provisions, at end of period	3,118	2,723
Other risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,340	1,701
Additional provisions	833	429
Settlements	(427)	(411)
Unused amounts	(161)	(316)
Translation differences	21	(17)
Transfer to Liabilities held for sale	0	0
Change in scope	4	(7)
Other	47	(39)
Provisions, at end of period	€ 1,657	€ 1,340